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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000




                                        September 2, 2003



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Series Trust IX (the "Trust") (File Nos. 2-50409 and 811-2464) on Behalf of MFS(R) Bond Fund, MFS Emerging Opportunities Fund, MFS(R) Intermediate Investment Grade Bond Fund, MFS Large Cap Value Fund, MFS(R) Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS(R) Research Bond Fund and MFS Research Bond Fund J (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 49 to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on August 28, 2003.

     Please call the undersigned or Kerilynn Morrison at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        CHRISTOPHER R. BOHANE
                                        Christopher R. Bohane
                                        Counsel

CRB/bjn